Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
The net unrealized gains (losses) on open contracts at December 31, reported as a component of “Trading Equity” on the Statements of Financial Condition, and their longest contract maturities were as follows:

Charter Campbell
	Net Unrealized Gains (Losses) on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2013	(1,456,914)	231,333	(1,225,581)	Mar. 2015	Mar. 2014
2012	(2,010,679)	905,178	(1,105,501)	Sep. 2014	Mar. 2013

Morgan Stanley Smith Barney Charter Aspect L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter Aspect
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2013	2,558,637	265,254	2,823,891	Jun. 2016	Mar. 2014
2012	1,517,757	99,717	1,617,474	Jun. 2015	Jan. 2013

Morgan Stanley Smith Barney Charter WNT L.P. [Member]
Net Unrealized Gains And Losses on Open Contracts, Disclosures [Line Items]
Net Unrealized Gain (Loss) on Open Contracts
Charter WNT
	Net Unrealized Gains on Open Contracts			Longest Maturities
Year	Exchange-Traded	Off-Exchange-Traded	Total	Exchange-Traded	Off-Exchange-Traded
	$	$	$
2013	1,777,462	14,258	1,791,720	Dec. 2016	Jun. 2014
2012	612,211	75,501	687,712	Dec. 2015	May 2013